Leases - Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 8,933	$ 7,066	$ 8,327
Variable lease cost	1,133	799	415
Total	$ 10,066	$ 7,865	$ 8,742